PROPERTY AND EQUIPMENT, NET (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment [abstract]
Depreciation	$ 5,768	$ 30,529	$ 12,770
Impairment charge	0	107,515	0
Rental income	0	80,057	24,159
Land, building, construction in process	3,796,085	3,645,389
Impairment of leasehold improvements	$ 16,316	$ 0	$ 0